EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
EXPENSES BY NATURE	EXPENSES BY NATURE
Costs of sales
Costs of sales in 2023, 2022 and 2021 were as follows:

Amounts in $ ‘000	2023	2022	2021
Cost of inventories recognized as expenses	(21,404)	(17,398)	(19,107)
Royalty fees	(2,145)	—	—
Obsolete inventory impairments	(1,663)	(164)	(2,035)
Total	(25,212)	(17,562)	(21,142)
Pharming expensed royalty fees to Novartis on Joenja® sales, amounting to $2.1 million in 2023 (2022: $0.0 million, 2021: $0.0 million). See note 23. Commitments and contingencies for further information on the royalty fees to Novartis.
Obsolete inventory impairment stems from the valuation of the inventories against lower net realizable value and mainly relates to products no longer eligable for commercial sales. Impairments related to inventories designated for commercial activities in 2023, 2022 and 2021 amounted to a charge of $1.7 million, $0.2 million and $2.0 million.
Costs of research and development
Research and development costs in 2023, 2022 and 2021 were as follows:

Amounts in $ ‘000	2023	2022	2021
Employee costs	(26,830)	(20,595)	(24,451)
Amortization costs intangible assets	(218)	(55)	(132)
Impairment losses intangible assets	(253)	—	(4,992)
Depreciation Property, plant and equipment and right of use assets	(1,636)	(1,602)	(3,152)
Direct Operating Expenses	(36,226)	(27,107)	(33,190)
Other indirect research and development costs	(3,751)	(3,172)	(4,452)
Total research and development costs	(68,914)	(52,531)	(70,369)
Operating expenses for research and development activities in 2023, 2022 and 2021 were $68.9 million, $52.5 million and $70.4 million. The costs for 2023 and 2022 mainly relates to spend in research in, and approval of, leniolisib for the treatment of activated Phosphoinositide 3-kinase Delta syndrome (APDS) and AKI and cattle costs. The costs for 2021 include costs incurred for OTL-105 ($13.1 million) and impairment losses of $5.0 million on intangible assets related to the development of RUCONEST® in a more convenient form for patients.
Costs of general and administrative activities
General and administrative costs for 2023, 2022 and 2021 were as follows:

Amounts in $ ‘000	2023	2022	2021
Employee costs	(21,216)	(14,868)	(12,178)
Amortization costs intangible assets	(650)	(492)	—
Depreciation PPE and right of use assets	(3,118)	(2,525)	(857)
Impairment losses PPE and right of use assets	(4,663)	(4,376)	(5,447)
Direct Operating Expenses	(11,240)	(9,038)	(8,419)
Other indirect general and administrative costs	(14,990)	(14,717)	(10,073)
Total general and administrative costs	(55,877)	(46,016)	(36,974)
Other indirect general and administrative costs include insurance, compliance and other costs.
Costs of marketing and sales activities
Marketing and sales costs for 2023, 2022 and 2021 were as follows:

Amounts in $ ‘000	2023	2022	2021
Employee costs	(44,478)	(32,858)	(24,125)
Amortization costs intangible assets	(4,985)	(3,765)	(4,098)
Depreciation PPE and right of use assets	(403)	(372)	(930)
Direct Operating Expenses	(67,366)	(42,398)	(28,543)
Other indirect marketing and sales costs	(6,817)	(6,410)	(1,749)
Total marketing and sales costs	(124,049)	(85,803)	(59,445)

Employee benefit costs for 2023, 2022 and 2021 were as follows:

Amounts in $ ‘000	2023	2022	2021
Salaries	(71,690)	(53,328)	(44,202)
Social security costs	(8,604)	(6,317)	(5,318)
Pension costs	(2,980)	(2,284)	(2,179)
Share-based compensation	(9,251)	(6,392)	(9,055)
Total	(92,525)	(68,321)	(60,754)
Salaries include holiday allowances and cash bonuses for staff.
Depreciation and amortization charges
Depreciation and amortization charges are included in:

Amounts in $ ‘000	2023	2022	2021
Property, plant and equipment	(1,494)	(1,993)	(2,158)
Intangible assets	(5,852)	(4,312)	(4,232)
Total	(7,346)	(6,305)	(6,390)

Right of use assets	(3,664)	(2,565)	(2,781)
Total	(3,664)	(2,565)	(2,781)